Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Aug. 06, 2021
Entity Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 06, 2021
Document Effective Date	Aug. 06, 2021
Prospectus Date	Aug. 06, 2021
Cboe Vest Bitcoin Strategy Managed Volatility Fund | Investor Class Shares
Prospectus [Line Items]
Trading Symbol	BTCLX
Cboe Vest Bitcoin Strategy Managed Volatility Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	BTCVX
Cboe Vest Bitcoin Strategy Managed Volatility Fund | Class Y Shares
Prospectus [Line Items]
Trading Symbol	BTCYX